Employee Benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefits

NOTE 17	Employee Benefits
Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested at their direction among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of each employee’s eligible annual compensation. The Company’s matching contribution vests immediately and is invested in the same manner as each employee’s future contribution elections. Total expense for the Company’s matching contributions was $254 million, $211 million and $213 million in 2023, 2022 and 2021, respectively.
Pension and Postretirement Welfare Plans The Company has tax qualified noncontributory defined benefit pension plans, nonqualified pension plans and postretirement welfare plans.
Pension Plans The funded tax qualified noncontributory defined benefit pension plans provide benefits to substantially all the Company’s employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and/or years of service, as defined by the plan documents. Participants also receive an annual interest credit. Generally, employees become vested upon completing three years of vesting service. The Company did not contribute to its qualified pension plans in 2023 and 2022 and does not expect to contribute to the plans in 2024.
The Company also maintains two non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2024, the Company expects to contribute approximately $27 million to its non-qualified pension plans, which equals the 2024 expected benefit payments.
Postretirement Welfare Plans In addition to providing pension benefits, the Company has funded and unfunded postretirement welfare plans available to certain eligible participants based on their hire or retirement date. The plans are closed to new participants. In 2024, the Company does not expect to contribute to its postretirement welfare plans.
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the pension plans:

(Dollars in Millions)	2023	2022
Change In Projected Benefit Obligation(a)
Benefit obligation at beginning of measurement period	$6,617	$8,030
Service cost	223	280
Interest cost	370	248
Plan amendments	(23)	2
Actuarial (gain) loss	398	(2,250)
Lump sum settlements	(94)	(76)
Benefit payments	(213)	(195)
Acquisitions	—	578
Benefit obligation at end of measurement period(b)	$7,278	$6,617
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$7,375	$8,113
Actual return on plan assets	658	(1,245)
Employer contributions	28	28
Lump sum settlements	(94)	(76)
Benefit payments	(213)	(195)
Acquisitions(c)	25	750
Fair value at end of measurement period	$7,779	$7,375
Funded Status	$501	$758
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$1,072	$1,286
Current benefit liability	(26)	(25)
Noncurrent benefit liability	(545)	(503)
Recognized amount	$501	$758
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	$(1,607)	$(1,326)
Net prior service credit	34	12
Recognized amount	$(1,573)	$(1,314)
Note: At December 31, 2023 and 2022, the postretirement welfare plans projected benefit obligation was $49 million and $51 million, respectively, the fair value of plan assets was $45 million and $42 million, respectively, and the amount recognized in accumulated other comprehensive income (loss), pretax was $52 million and $62 million, respectively.
(a)The increase in the projected benefit obligation for 2023 was primarily due to a lower discount rate, and the decrease for 2022 was primarily due to a higher discount rate partially offset by the acquired MUB benefit obligations.
(b)At December 31, 2023 and 2022, the accumulated benefit obligation for all pension plans was $6.8 billion and $5.0 billion, respectively.
(c)The increase in plan assets was related to the 2022 MUB acquisition.
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2023	2022
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$571	$528
Fair value of plan assets	—	—
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$530	$487
Fair value of plan assets	—	—
The following table sets forth the components of net periodic pension cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the pension plans:

(Dollars in Millions)	2023	2022	2021
Components Of Net Periodic Pension Cost
Service cost	$223	$280	$265
Interest cost	370	248	219
Expected return on plan assets	(546)	(481)	(450)
Prior service credit amortization	(1)	(2)	(2)
Actuarial loss amortization	5	140	169
Net periodic pension cost	$51	$185	$201
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	$(286)	$523	$398
Net actuarial loss amortized during the year	5	140	169
Net prior service credit (cost) arising during the year	23	(2)	—
Net prior service credit amortized during the year	(1)	(2)	(2)
Total recognized in other comprehensive income (loss)	$(259)	$659	$565
Total recognized in net periodic pension cost and other comprehensive income (loss)	$(310)	$474	$364
Note: The net periodic benefit for the postretirement welfare plans was $10 million, $9 million and $9 million for the years end December 31, 2023, 2022 and 2021, respectively. The total of other amounts recognized as other comprehensive loss was $10 million, $5 million and $8 million for the years ended December 31, 2023, 2022 and 2021, respectively.
The following table sets forth weighted-average assumptions used to determine the pension plans projected benefit obligations at December 31:

	2023	2022
Discount rate	5.12%	5.55%
Cash balance interest crediting rate	3.04	3.36
Rate of compensation increase(a)	3.72	4.13
(a)Determined on an active liability-weighted basis.
The following table sets forth weighted-average assumptions used to determine net periodic pension cost for the years ended December 31:

	2023	2022	2021
Discount rate	5.55%	3.00%	2.75%
Cash balance interest crediting rate	3.36	3.00	3.00
Expected return on plan assets(a)	6.75	6.50	6.50
Rate of compensation increase(b)	4.13	3.56	3.56
(a)With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group long-term rate of return information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(b)Determined on an active liability-weighted basis.
Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the United States and in foreign countries. Estimated future returns and other actuarially determined adjustments are also considered in calculating the estimated return on assets.
Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. In an effort to minimize volatility, while recognizing the long-term up-side potential of investing in equities, the Committee has determined that a target asset allocation of 35 percent long duration bonds, 30 percent global equities, 10 percent real assets, 10 percent private equity funds, 5 percent domestic mid-small cap equities, 5 percent emerging markets equities, and 5 percent hedge funds is appropriate.

At December 31, 2023 and 2022, plan assets included an asset management arrangement with a related party totaling $62.6 million and $87.8 million, respectively.
In accordance with authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 22 for further discussion on these levels.
The assets of the qualified pension plans include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest in U.S. agency, corporate and municipal debt securities, which are all valued based on observable market prices or data by third party pricing services, and mutual funds which are valued based on quoted net asset values provided by the trustee of the fund; these assets are classified as Level 2. Additionally, the qualified pension plans invest in certain assets that are valued based on net asset values as a practical expedient, including investments in collective investment funds, hedge funds, and private equity funds; the net asset values are provided by the fund trustee or administrator and are not classified in the fair value hierarchy.
The following table summarizes qualified pension plans investment assets measured at fair value at December 31:

	2023				2022
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$68	$—	$—	$68	$202	$—	$—	$202
Debt securities	—	—	—	—	961	855	—	1,816
Mutual funds
Debt securities	—	—	—	—	—	382	—	382
Emerging markets equity securities	—	—	—	—	—	156	—	156
Other	—	—	—	—	—	—	6	6
	$68	$—	$—	68	$1,163	$1,393	$6	2,562
Plan investment assets not classified in fair value hierarchy(a):
Collective investment funds
Domestic equity securities				1,546				1,494
Domestic mid-small cap equity securities				406				313
International equity securities				981				620
Domestic real estate securities				142				144
Fixed income				2,295				—
Real estate funds(b)				746				763
Hedge funds(c)				412				451
Private equity funds(d)				1,183				1,028
Total plan investment assets at fair value				$7,779				$7,375
(a)These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.
(b)This category consists of several investment strategies diversified across several real estate managers.
(c)This category consists of several investment strategies diversified across several hedge fund managers.
(d)This category consists of several investment strategies diversified across several private equity fund managers.
The following table summarizes the changes in fair value for qualified pension plans investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2023	2022	2021
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$6	$4	$6
Unrealized gains (losses) relating to assets still held at end of year	—	2	(2)
Purchases, sales, and settlements, net	(6)	—	—
Balance at end of period	$—	$6	$4
The following benefit payments are expected to be paid from the pension plans for the years ended December 31:

(Dollars in Millions)
2024	$332
2025	383
2026	391
2027	416
2028	430
2029-2033	2,439